CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 March 2, 2015


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:     First Trust Exchange-Traded Fund III (the "Registrant")
                                File No. 333-176976
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Ladies and Gentlemen:

      On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Long/Short Equity ETF and First Trust Managed Municipal ETF, each a series of the Registrant. Post-Effective Amendment No. 23 to the Registration Statement was filed electronically with the Securities and Exchange Commission on February 20, 2015.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP


                                             By: /s/ Morrison C. Warren
                                                -------------------------------
                                                     Morrison C. Warren